Intangible Assets Narrative (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 29, 2014	Dec. 31, 2014	Dec. 28, 2013	Dec. 29, 2012	Nov. 15, 2013
Finite-Lived Intangible Assets [Line Items]
Intangible assets, net	$ 171,976		$ 178,911	$ 169,399
Intangible assets	2,764	$ 3,102	10,801	7,095	$ 5,906
Loan acquisition costs	1,654	1,026	5,698	4,796	2,665
Total	4,418	$ 4,128	16,499	11,891	$ 8,571
Amortization in next twelve months	15,000		15,000
Amortization in year two	16,000		16,000
Amortization of year three	16,000		16,000
Amortization of year four	16,000		16,000
Amortization of year five	16,000		16,000
Customer relationships
Finite-Lived Intangible Assets [Line Items]
Intangible assets, net	59,667		63,507	51,674
Technology
Finite-Lived Intangible Assets [Line Items]
Intangible assets, net	$ 47,496		$ 48,824	$ 54,346
Fiberweb
Finite-Lived Intangible Assets [Line Items]
Indefinite-lived intangibles						$ 11,400
Fiberweb | Customer relationships
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangibles						42,757
Fiberweb | Technology
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangibles						$ 31,827